Related Party Transactions - Due to related party (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Related Party Transaction [Line Items]
Amount due to related party	$ 202,817		$ 207,171	$ 201,952
Ownership percentage in related party's company	86.43%		86.43%	86.43%
Amount borrowed from related party	$ 0	$ 0	$ 0	$ 139,728
Amount of borrowing repaid to related party	0	$ 119,826
Related Party
Related Party Transaction [Line Items]
Amount due to related party	202,817		207,171	201,952
Amount of borrowing repaid to related party			418	0
Related Party | Jingpeng Guo (Vice President)
Related Party Transaction [Line Items]
Amount due to related party	11,003		11,239	10,934
Related Party | Ye Li (Director)
Related Party Transaction [Line Items]
Amount due to related party	1,705		1,742	1,695
Related Party | Wei Zhu (Chairman and CFO)
Related Party Transaction [Line Items]
Amount due to related party	$ 121,035		$ 123,634	$ 120,274
Related Party | Wei Zhu (Chairman and CFO) | Xiamen Heying Information Technology Ltd. . ("Xiamen Heying")
Related Party Transaction [Line Items]
Ownership percentage in related party's company	86.43%		86.43%	86.43%
Related Party | Xiamen Heying Information Technology Ltd. . ("Xiamen Heying")
Related Party Transaction [Line Items]
Amount due to related party	$ 69,073		$ 70,556	$ 69,049